Right-Of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Right-of-use assets
Balance brought forward	RM 739,244
Balance carried forward	687,863	$ 169,383	RM 739,244
Lease liabilities
Balance brought forward	747,819
Balance carried forward	708,629	174,497	747,819
Minimum lease payment:
Minimum lease payment	744,000	183,206	806,000
Less: Future interest charges	(35,371)		(58,181)		$ (8,709)
Present value of lease payment	708,629		747,819		174,497
Repayment as follows:
Lease liabilities current portion	276,683		276,524		68,133
Lease liabilities non-current portion	431,946		471,295		106,364
Repayment of Lease liabilities	708,629		747,819		174,497
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	333,115	82,028	190,487
Interest expense on lease liabilities	41,076	10,115	24,391
Extinguishment of right-of-use assets and liabilities			(3,189)
Expense relating to short-term leases and leases of low-value assets	118,080	29,076	12,500	RM 295
Total	492,271	121,219	224,189
Lease liabilities recognised (discounted)	302,577		302,577
Potential future lease payments not included in lease liabilities (discounted)	281,733
Total	584,310		302,577
Not later than one (1) year [Member]
Minimum lease payment:
Minimum lease payment	462,000	113,765	312,000
Later than one (1) year and not later than five (5) years [Member]
Minimum lease payment:
Minimum lease payment	282,000	69,441	494,000
Lease liabilities [member]
Lease liabilities
Balance brought forward	747,819		215,647
Add: Imputed interest	41,076		24,391
Less: Principal repayment	(362,000)		(205,000)
Termination of lease liability			(145,696)
Add: New lease recognized	281,734		858,477
Balance carried forward	708,629		747,819	215,647
Minimum lease payment:
Present value of lease payment	708,629		747,819	215,647
Repayment as follows:
Repayment of Lease liabilities	708,629		747,819	215,647
Right-of-use assets [member]
Right-of-use assets
Balance brought forward	739,244		213,761
Less: Amortization	(333,115)		(190,487)
Termination of right-of-use asset			(142,507)
Add: New lease recognized	281,734		858,477
Balance carried forward	RM 687,863		RM 739,244	RM 213,761
Convenience Translation [Member]
The followings are the amounts recognized in profit or loss:
Lease liabilities recognised (discounted) | $		74,508
Potential future lease payments not included in lease liabilities (discounted) | $		69,375
Total | $		143,883
Convenience Translation [Member] | Lease liabilities [member]
Lease liabilities
Balance brought forward | $		184,147
Add: Imputed interest | $		10,115
Less: Principal repayment | $		(89,141)
Termination of lease liability | $
Add: New lease recognized | $		69,376
Balance carried forward | $		174,497
Minimum lease payment:
Present value of lease payment | $					174,497
Repayment as follows:
Repayment of Lease liabilities | $					$ 174,497
Convenience Translation [Member] | Right-of-use assets [member]
Right-of-use assets
Balance brought forward | $		182,035
Less: Amortization | $		(82,028)
Termination of right-of-use asset | $
Add: New lease recognized | $		69,376
Balance carried forward | $		$ 169,383